TOMORROW FUNDS
                                ----------------
                                RETIREMENT TRUST
                         A LIFECYCLE RETIREMENT PROGRAM



                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998
                                  (UNAUDITED)


                       TOMORROW LONG-TERM RETIREMENT FUND
                      TOMORROW MEDIUM-TERM RETIREMENT FUND
                      TOMORROW SHORT-TERM RETIREMENT FUND

TOMORROW FUNDS RETIREMENT TRUST
TABLE OF CONTENTS


     Ten Largest Holdings...............................        1
     (Schedules of Investments)
          Tomorrow Long-Term Retirement Fund............        2
          Tomorrow Medium-Term Retirement Fund..........        6
          Tomorrow Short-Term Retirement Fund...........       11
     Statements of Assets and Liabilities...............       14
     Statements of Operations...........................       15
     Statements of Changes in Net Assets................       16
     Notes to Financial Statements......................       17
     Financial Highlights...............................       22

TOMORROW FUNDS RETIREMENT TRUST
TEN LARGEST HOLDINGS AT JUNE 30, 1998* (UNAUDITED)



                                                     MARKET             PERCENT
LONG-TERM RETIREMENT                                 VALUE              OF FUND
--------------------                                 -----              -------
US Treasury Note
        6.125%, Due 12/31/01 .............       $   442,882               5.3%
BT EAFE Equity Index Fund ................           404,244               4.8%
Standard & Poor's Depository
        Receipt ..........................           395,347               4.7%
US Treasury Bond
        6.125%, Due 11/15/27 .............           230,385               2.8%
Conectiv, Inc. ...........................           221,400               2.6%
US Treasury Note
        6.500%, Due 8/15/05 ..............           166,739               2.0%
US Treasury Note
        5.500%, Due 11/15/98 .............           156,048               1.9%
US Treasury Bond
        7.000%, Due 7/15/06 ..............           136,504               1.6%
FPL Group Inc. ...........................           122,850               1.5%
US Treasury Note
        6.125%, Due 8/15/07 ..............           119,654               1.4%
                                                 -----------              -----
                                                 $ 2,396,053              28.6%
                                                 ===========              =====

SHORT-TERM RETIREMENT
---------------------
US Treasury Note
        6.125%, Due 12/31/01 .............       $ 3,705,957              12.3%
US Treasury Note
        6.500%, Due 10/15/06 .............         2,160,905               7.1%
US Treasury Note
        5.875%, Due 10/31/98 .............         1,882,933               6.2%
US Treasury Bond
        6.125%, Due 11/15/27 .............         1,318,019               4.4%
Federal Home Loan Mortgage
        Corp 7.000% Due 3/15/08 ..........           762,381               2.5%
Standard & Poor's Depository
        Receipt ..........................           631,377               2.1%
US Treasury Note
        6.125%, Due 8/15/07 ..............           593,068               2.0%
US Treasury Bond
        7.000%, Due 7/15/06 ..............           584,236               1.9%
Merrill Lynch & Co. Inc
        6.500%, Due 6/1/28 ...............           507,860               1.7%
Salomon Inc
        7.300%, Due 5/15/02 ..............           492,148               1.6%
                                                 -----------              -----
                                                 $12,638,884              41.8%
                                                 ===========              =====



MEDIUM-TERM RETIREMENT
----------------------
US Treasury Note
        6.125%, Due 12/31/01 .............       $ 1,771,529              10.9%
BT EAFE Equity Index Fund ................           833,822               5.1%
Standard & Poor's Depository
        Receipt ..........................           828,768               5.1%
US Treasury Note
        6.500%, Due 8/15/05 ..............           815,755               5.0%
US Treasury Note
        6.500%, Due 5/31/01 ..............           810,240               5.0%
US Treasury Bond
        6.125%, Due 11/15/27 .............           610,789               3.7%
US Treasury Note
        5.500%, Due 11/15/98 .............           495,153               3.0%
Conectiv, Inc. ...........................           299,034               1.8%
US Treasury Bond
        7.000%, Due 7/15/06 ..............           256,627               1.6%
US Treasury Bond
        6.875%, Due 8/15/25 ..............           246,680               1.5%
                                                 -----------              -----
                                                 $ 6,968,397              42.7%
                                                 ===========              =====

* The composition of the largest securities in each portfolio is subject to change.

TOMORROW FUNDS RETIREMENT TRUST
SCHEDULE OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)

NUMBER
OF SHARES                       SECURITY                                  VALUE
---------                       --------                                  -----

                       TOMORROW LONG-TERM RETIREMENT FUND
          COMMON STOCKS (53.7%)
          BASIC MATERIALS (2.1%)
    500   Air Products & Chemicals Inc. ..............................   $20,000
    200   Cambrex Corp. ..............................................     5,250
     50   Carpenter Technology Corp. .................................     2,512
    450   Champion International Corp. ...............................    22,134
    116   Delta & Pine Land Co. ......................................     5,162
    350   Dexter Corp. ...............................................    11,134
    400   Dow Chemical Co. ...........................................    38,675
     90   Medusa Corp. ...............................................     5,648
    700   Pope & Talbot Inc. .........................................     8,181
    100   Rayonier Inc. ..............................................     4,600
    400   Rohm & Haas Co. ............................................    41,575
    180  +Scotts Co. Cl A ............................................     6,705
     50   Unisource Worldwide Inc. ...................................       541
    300   Wellman Inc. ...............................................     6,806
                                                                        --------
                                                                         178,923
                                                                        --------

          CONSUMER CYCLICALS (6.1%)
    180  +Billing Information Concepts ...............................     2,790
    270  +Carmike Cinemas Inc. Cl A ..................................     7,273
    270  +Champion Enterprises Inc. ..................................     7,897
    141  +Consolidated Stores Corp. ..................................     5,111
  1,170   CVS Corp ...................................................    45,557
    200   Dayton Hudson Corp. ........................................     9,700
    400   Dillards Inc. Cl A .........................................    16,575
    650  +Dress Barn Inc. ............................................    16,169
    650   Fingerhut Companies Inc. ...................................    21,450
  1,400   Ford Motor Co. .............................................    82,600
    100  +Fred Meyer Inc. ............................................     4,250
  1,080   Gannet Inc. ................................................    76,748
    370  +Grand Casinos Inc. .........................................     6,197
    200  +GTECH Holding Corp. ........................................     6,738
    300  +Jones Apparel Group ........................................    10,969
    270   Juno Lighting Inc. .........................................     6,379
    180   Kellwood Co ................................................     6,435
    200  +King World Productions Inc. ................................     5,100
      3   May Department Stores Co. ..................................       196
    370  +Nashua Corp. ...............................................     5,781
    180  +Nautica Enterprises Inc. ...................................     4,826
    100  +Office Max Inc. ............................................     1,650
    100   Ogden Corp. ................................................     2,769
    180   Osh Kosh B'Gosh Cl A .......................................     8,010
    550   Penney (J.C.) Co. ..........................................    39,772
  1,460   Ruby Tuesday Inc. ..........................................    22,630
     50  +Scholastic Corp. ...........................................     1,994
    100   Sears Roebuck & Co. ........................................     6,106
    180   Skyline Corp. ..............................................     5,873
    350  +Sports Authority ...........................................     5,228
    100   Storage USA ................................................     3,500
    150   TCA Cable TV Inc. ..........................................     9,000
     50  +Tommy Hilfiger Corp. .......................................     3,125
    350   Toro Co. ...................................................    11,987
    400   VF Corp. ...................................................    20,600
    100   Walt Disney Co. ............................................    10,506
    200  +Williams Sonoma Inc ........................................     6,363
                                                                        --------
                                                                         507,854
                                                                        --------

          CONSUMER NON CYCLICALS (4.6%)
    200  +Acxiom Corp ................................................     4,987
    150   Avnet Inc. .................................................     8,203
    100  +Brinker International Inc. .................................     1,925
    150   Case Corp ..................................................     7,238
    350   Cash America International Inc. ............................     5,337
    800   Coca Cola Co. ..............................................    68,400
    550   Coors (Adolph) Cl B ........................................    18,700
    400   Corning Inc. ...............................................    13,900
    350   Darden Restaurants Inc. ....................................     5,556
    150   Dean Foods .................................................     8,241
    360  +DeVRY Inc. .................................................     7,898
  1,650   Fleming Companies Inc. .....................................    28,978
     50  +General Nutrition Companies Inc. ...........................     1,556
     50   Hormel Foods Corp. .........................................     1,728
     75   Lancaster Colony ...........................................     2,841
    100   Magna International Inc. Cl A ..............................     6,862
    100   McDonald's Corp. ...........................................     6,900
    400   McKesson Corp. .............................................    32,500
    200   Miller (Herman) Inc. .......................................     4,863
    180   Oakwood Homes Corp. ........................................     5,400
    300   Philip Morris Companies Inc. ...............................    11,812
    300   Premark International ......................................     9,675
    600   Proctor & Gamble Co. .......................................    54,638
    700   Quaker Oats Co .............................................    38,456
    100   Richfood Holdings Inc ......................................     2,069
    200   Unilever NV ADR ............................................    15,787
    300   Universal Foods Corp. ......................................     6,656
     90  +Whole Foods Market Inc. ....................................     5,445
      2   WLR Foods Inc. .............................................        13
                                                                        --------
                                                                         386,564
                                                                        --------

          ENERGY (7.1%)
    200  +Barrett Resources Corp. ....................................     7,500
    200  +BJ Services ................................................     5,813
    650   Chevron Corp ...............................................    53,991
    870   Coastal Corp. ..............................................    60,737
 10,800   Conectiv, Inc. .............................................   221,400
  1,800   Conectiv Inc. Cl A .........................................    65,250
    270   Cross Timbers Oil Co. ......................................     5,147
    100   Ensco International Inc. ...................................     1,737
    190  +EVI Weatherford Inc. .......................................     7,054




Page 2                   See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST
SCHEDULE OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)

NUMBER
OF SHARES                       SECURITY                                  VALUE
---------                       --------                                  -----

TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)
    700   Exxon Corp. ................................................   $49,919
  1,850   Helmerich & Payne Inc. .....................................    42,550
    270   IMCO Recycling Inc. ........................................     4,995
    452   Marketspan Corp ............................................    13,532
     50   Murphy Oil Corp. ...........................................     2,534
    200  +Nabors Industries Inc. .....................................     3,962
    180  +Newfield Exploration Co. ...................................     4,478
    234  +Ocean Energy Inc. ..........................................     4,578
    920  +Oceaneering International Inc. .............................    16,330
    200   Royal Dutch Petroleum ADR ..................................    10,962
    150  +Smith International Inc. ...................................     5,222
    100   Texaco Inc. ................................................     5,969
    100   Valero Energy Corp. ........................................     3,325
                                                                        --------
                                                                         596,985
                                                                        --------

          FINANCE (7.8%)
    150   ACE Limited ................................................     5,850
    200   AFLAC Inc. .................................................     6,062
    150   Ahmanson H F & Co. .........................................    10,650
    650   Allstate Corp. .............................................    59,516
    200  +AMRESCO Inc. ...............................................     5,825
    450   Amsouth Bancorp ............................................    17,691
    366   Associates First Capital Corp. .............................    28,136
     90   Astoria Financial Corp. ....................................     4,815
     50   BankAmerica Corp. ..........................................     4,322
    400   Bankers Trust N.Y. Corp. ...................................    46,425
      8   BSB Bancorp Inc. ...........................................       242
    100   Centura Banks Inc. .........................................     6,250
    198   Charter One Financial ......................................     6,670
    400   Chase Manhattan Corp. ......................................    30,200
    300   Cigna Corp. ................................................    20,700
    100   CMAC Investment Corp. ......................................     6,150
    500   Comdisco Inc. ..............................................     9,500
    375   Comerica Inc. ..............................................    24,844
    135   Commercial Fed Corp. .......................................     4,269
    180  +Compdent Corp. .............................................     2,812
    100   Cullen/Frost Bankers Inc. ..................................     5,425
    237   Dime Bancorp Inc. ..........................................     7,095
    180  +Envoy Corp. ................................................     8,528
    305   Fidelity National Financial Inc. ...........................    12,143
     57   Fleet Financial Group Inc. .................................     4,759
    100   Franchise Finance Corp. ....................................
               of America ............................................     2,594
    200   Franklin Resources Inc. ....................................    10,800
     90   Fremont General Corp. ......................................     4,877
     99   Frontier Insurance Group Inc. ..............................     2,234
     50   Golden West Financial ......................................     5,316
    150   Hartford Financial Services Group ..........................    17,156
    270   Hilb, Rogal & Hamilton Co. .................................     4,219
    115   Huntington Bancshares ......................................     3,852
    180   JSB Financial Inc. .........................................    10,541
    180   Keystone Financial Inc. ....................................   $ 6,660
    116   Legg Mason Inc. ............................................     6,677
    180   Magna Group Inc. ...........................................    10,170
    450   Marsh & McLennan Companies .................................    27,197
    100   Merrill Lynch & Co. ........................................     9,225
    100   Morgan J P & Co. ...........................................    11,713
    180   Mutual Risk Management .....................................     6,559
    300   National City Corp. ........................................    21,300
    200   NationsBank Corp. ..........................................    15,300
    300   Northern Trust Corp. .......................................    22,875
    300   Old Republic International Corp. ...........................     8,794
      2   One Valley Bancorp Inc. ....................................        73
    180   Orion Capital Corp. ........................................    10,057
    150   Paine Webber Group Inc. ....................................     6,431
     90   Provident Financial Group Inc. .............................     4,106
    300   Republic NY Corp. ..........................................    18,881
    444   Sovereign Bancorp Inc. .....................................     7,257
    180   St. Paul Bancorp ...........................................     4,067
    150   State Street Corp. .........................................    10,425
    100   T. Rowe Price Associates Inc. ..............................     3,756
    300   Travelers Group Inc. .......................................    18,187
    180   Trenwick Group Inc. ........................................     6,992
     50   UnionBanCal Corp ...........................................     4,825
     90   US Trust Corp. .............................................     6,863
                                                                        --------
                                                                         648,858
                                                                        --------

          HEALTH CARE (5.5%)
  1,000   Abbott Laboratories ........................................    40,875
    500   American Home Products Corp. ...............................    25,875
    100   Beckman Coulter Inc. .......................................     5,825
    700   Becton Dickinson & Co. .....................................    54,337
    130   Bergen Brunswig Corp. ......................................     6,029
    350  +COR Therapeutics ...........................................     4,856
    250  +Cygnus Inc. ................................................     2,609
    257  +Enzo Biochem Inc. ..........................................     3,437
    100  +Express Scripts Inc. - Cl A ................................     8,063
     50  +Health Care & Retirement Corp. .............................     1,972
    270   ICN Pharmaceuticals Inc. ...................................    12,336
    198   Integrated Health Services Inc. ............................     7,425
    200   Johnson & Johnson ..........................................    14,750
     90   Magellan Health Services Inc. ..............................     2,284
    180  +Medimmune Inc. .............................................    11,227
    180   Mentor Corp. ...............................................     4,365
    700   Merck & Co. Inc. ...........................................    93,625
    180  +Orthodontic Centers of America .............................     3,769
    270   Owens & Minor Inc. .........................................     2,700
    180  +Safeskin Corp. .............................................     7,403
    450   Service Corp. International ................................    19,294
    180  +Sola International Inc. ....................................     5,884
     90  +Steris Corp. ...............................................     5,723



                       See notes to financial statements                  Page 3

TOMORROW FUNDS RETIREMENT TRUST
SCHEDULE OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)

NUMBER
OF SHARES                       SECURITY                                  VALUE
---------                       --------                                  -----

TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)
    240  +Total Renal Care Holdings ..................................   $ 8,280
    100   United Healthcare Corp. ....................................     6,350
    180  +Vertex Pharmaceutical Inc. .................................     4,050
  1,050   Warner Lambert Co. .........................................    72,844
    300  +Wellpoint Health Networks ..................................    22,200
                                                                        --------
                                                                         458,387
                                                                        --------

          INDUSTRIAL (5.8%)
    200   ABM Industries Inc. ........................................     5,538
    150  +ACNielson Corp. ............................................     3,788
    100   AGCO Corp. .................................................     2,056
    101   Albany International Corp. Cl A ............................     2,406
    320   Birmingham Steel Corp. .....................................     3,960
    200   Brady W H Co. ..............................................     5,562
    270   CLARCOR Inc ................................................     5,670
    200   Coca Cola Enterprises Inc. .................................     7,850
     50   Cummins Engine Inc. ........................................     2,562
     90   DEKALB Genetics Corp. Cl B .................................     8,516
    180   Dimon Inc. .................................................     2,025
    500   Dover Corp. ................................................    17,125
    100   Felcor Suite ...............................................     3,138
    750   General Electric Co ........................................    68,250
    100   Grainger WW Inc. ...........................................     4,981
    136  +Halter Marine Group Inc. ...................................     2,049
    250   Hanson PLC ADR .............................................     7,578
    750   Ingersoll Rand Co. .........................................    33,047
    640  +Instituform Technologies Cl A ..............................     8,860
    500   Kaydon Corp. ...............................................    17,656
    300   Kelly Services Inc. Cl A ...................................    10,612
    180   Lilly Industries Inc. Cl A .................................     3,893
    150   Lubrizol Corp. .............................................     4,537
    100   Lyondell Petrochemical Co. .................................     3,044
    270   MacDermid Inc. .............................................     7,627
     90   Manitowoc Inc. .............................................     3,634
    312   Molex Inc ..................................................     7,800
  1,450   Pitney Bowes Inc. ..........................................    69,781
    180   Quanex Corp. ...............................................     5,456
    180  +Read-Rite Corp. ............................................     1,631
     90   Robbins & Myers Inc. .......................................     2,616
    270   Ryland Group Inc. ..........................................     7,087
    350   Sotheby's Holdings Cl A ....................................     7,831
    460  +Southern Energy Homes ......................................     4,514
     90  +SPS Technologies Inc. ......................................     5,265
    100   Stone & Webster Inc. .......................................     3,938
     50   Sundstrand Corp. ...........................................     2,863
    200   Textron Inc. ...............................................    14,337
    400   Time Warner Inc. ...........................................    34,175
    180   TJ International Inc. ......................................     5,422
    180  +Toll Brothers Inc. .........................................     5,164
  1,280   True North Communications ..................................    37,440
    150   Universal Corp. ............................................     5,606
     90  +US Home Corp. ..............................................     3,713
    100   USG Corp. ..................................................     5,412
     90  +Vantive Corp. ..............................................     1,845
    200   Zero Corp. .................................................     5,675
                                                                        --------
                                                                         483,535
                                                                        --------

          REAL ESTATE INVESTMENT TRUST (0.6%)
    730  +Anixter International Inc. .................................    13,916
    180   Federal Realty Investors Trust .............................     4,331
    100   General Growth Properties ..................................     3,731
    100   Health Care Property Investors .............................     3,606
    100   Indymac Mortgage Holdings ..................................     2,275
    100   Liberty Property Trust .....................................     2,556
    100   Mack-Cali Realty Corp. .....................................     3,438
    640   New England Business Service ...............................    20,640
                                                                        --------
                                                                          54,493
                                                                        --------

          TECHNOLOGY (8.7%)
    555   AAR Corp. ..................................................    16,407
     50   ADC Telecommunications Inc. ................................     1,827
    270  +Advanced Tissue Sciences Inc. ..............................     1,198
    100   Aliant Communications ......................................     2,744
     50  +Altera Corp. ...............................................     1,478
    200  +Aspect Telecommunications ..................................     5,475
    200   Automatic Data Processing Inc. .............................    14,575
  1,400   Bell Atlantic Corp. ........................................    63,875
    200   BellSouth Corp. ............................................    13,425
    100  +BMC Software Inc. ..........................................     5,194
    100  +Cadence Design Systems Inc. ................................     3,125
    350  +California Microwave Inc. ..................................     6,125
     75   Century Telephone Enterprises ..............................     3,441
     50   Cincinatti Bell Inc. .......................................     1,431
    180  +Cognex Corp. ...............................................     3,330
    100   Communications Satellite Corp. .............................     2,831
     75   Computer Associates
               International Inc. ....................................     4,167
    300  +Compuware Corp. ............................................    15,338
    100  +Comverse Technology ........................................     5,188
    100   Eaton Corp. ................................................     7,775
    100  +Etec Systems Inc. ..........................................     3,519
    550  +General Communication Cl A .................................     3,334
  1,100   General Dynamics Corp. .....................................    51,150
    920  +Geotek Communications Inc. .................................       144
  1,190   Gerber Scientific Inc. .....................................    27,072
    400   Harris Corp. ...............................................    17,875
    100   Honeywell Inc. .............................................     8,356
    180  +Input/Output Inc. ..........................................     3,206
    400   International Business
                Machines Corp. .......................................    45,925
    820  +KEMET Corp. ................................................    10,788
    100  +KLA Instruments Corp. ......................................     2,769





Page 4                       See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST
SCHEDULE OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)

NUMBER
OF SHARES                       SECURITY                                  VALUE
---------                       --------                                  -----

TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)
     90  +Kulicke & Soffa Industries Inc. ............................   $ 1,530
     90   Life Re Corp. ..............................................     7,459
    100   Linear Technology Corp. ....................................     6,031
    250   Lockheed Martin Corp .......................................    26,469
    460  +Microchip Technology Inc. ..................................    12,017
    600  +Microsoft Corp. ............................................    65,025
    650   Motorola Inc. ..............................................    34,166
    200  +NEXTEL Communications Inc. .................................
               Cl A ..................................................     4,975
    180  +PLATINUM Technology Inc. ...................................     5,141
    100   Precision Castparts Corp. ..................................     5,338
    250  +Quantum Corp. ..............................................     5,187
    180  +Respironics Inc. ...........................................     2,801
    180  +S3 Inc. ....................................................       911
    180  +Sanmina Corp. ..............................................     7,807
  1,840  +Sterling Software Inc. .....................................    54,395
    300  +Storage Technology Corp. ...................................    13,013
     50  +Structural Dynamics Research
              Corp. ..................................................     1,156
    100  +Symantec Corp. .............................................     2,613
     50  +Teradyne Inc. ..............................................     1,337
    800   Texas Instruments Inc. .....................................    46,650
    800   Thomas & Betts Corp. .......................................    39,400
    100   Wallace Computer Services Inc. .............................     2,375
    300   Xerox Corp. ................................................    30,488
                                                                        --------
                                                                         729,371
                                                                        --------

        TRANSPORTATION (1.6%)
    300   Airborne Freight Corp. .....................................    10,481
    600  +AMR Corp. ..................................................    49,950
    180   Breed Technologies Inc. ....................................     2,756
    100   GATX Corp. .................................................     4,388
    100   Harley Davidson Inc. .......................................     3,875
    270   Intermet Corp. .............................................     4,894
    180  +Rural/ Metro Corp. .........................................     2,340
    400   Ryder Systems Inc. .........................................    12,625
    300   Union Pacific Corp. ........................................    13,238
    200   Wabash National Corp. ......................................     5,150
    550   Winnebago Industries .......................................     7,013
    750  +Yellow Corp. ...............................................    13,922
                                                                        --------
                                                                         130,632
                                                                        --------

          UTILITIES (3.8%)
    900   Ameritech Corp. ............................................    40,388
     50  +California Energy Inc. .....................................     1,503
    150   Columbia Gas System Inc. ...................................     8,344
  1,560   Eastern Utilities ..........................................    40,950
    950   Entergy Corp. ..............................................    27,313
  1,950   FPL Group Inc. .............................................   122,850
    750   Montana Power Co. ..........................................    26,062
    700   Northwest Natural Gas Co. ..................................    19,578
    200   Pinnacle West Capital ......................................     9,000
    550   Public Service Co. of
               New Mexico ............................................    12,478
    200   Utilicorp United Inc. ......................................     7,537
                                                                        --------
                                                                         316,003
                                                                        --------

          TOTAL COMMON STOCKS
               (Cost $3,862,097)...................................... 4,491,605
                                                                      ----------

          OPEN END INVESTMENT COMPANY (4.8%)
               (Cost $367,180)
 34,879   BT EAFE Equity Index Fund...................................   404,244
                                                                      ----------

          UNIT INVESTMENT TRUST (4.7%)
               (Cost $322,651)
  3,489   Standard & Poor's Depository
               Receipt................................................   395,347
                                                                      ----------

PRINCIPAL
AMOUNT
---------
          U.S. GOVERNMENT OBLIGATIONS (18.6%)
          U.S. TREASURY BONDS (5.2%)
$125,000  7.000% Due 7/15/06..........................................   136,504
  55,000  6.875% Due 8/15/25..........................................    63,697
 215,000  6.125% Due 11/15/27.........................................   230,385
                                                                      ----------
                                                                         430,586
                                                                      ----------

          U.S. TREASURY NOTES (13.4%)
  85,000  5.875% Due 10/31/98.........................................    85,133
 156,000  5.500% Due 11/15/98.........................................   156,048
  90,000  6.500% Due 5/31/01..........................................    92,306
 435,000  6.125% Due 12/31/01.........................................   442,882
 158,000  6.500% Due 8/15/05..........................................   166,739
  50,000  6.500% Due 10/15/06.........................................    53,094
 115,000  6.125% Due 8/15/07..........................................   119,654
   5,000  8.125% Due 8/15/19..........................................     6,453
                                                                      ----------
                                                                       1,122,309
                                                                      ----------

          TOTAL U.S. GOVERNMENT OBLIGATIONS
               (Cost $1,511,852)...................................... 1,552,895
                                                                      ----------

          CORPORATE DEBENTURE (0.3%)
               (Cost $25,310)
          FINANCE (0.3%)
  25,000  Standard C.C. Master Trust
               6.800% Due 4/7/99......................................    25,203
                                                                      ----------

          TIME DEPOSIT (9.4%)
               (Cost $790,000)
 790,000  Societe Generale Bank
               5.500% Due 7/1/98......................................   790,000
                                                                      ----------



                       See notes to financial statements                  Page 5

TOMORROW FUNDS RETIREMENT TRUST
SCHEDULE OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)

                                                                         VALUE
                                                                         -----

TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)
          TOTAL INVESTMENTS (91.5%)
               (Cost $6,879,090)......................................$7,659,294
                                                                      ----------
          OTHER ASSETS IN EXCESS
            OF LIABILITIES (8.5%).....................................   710,800
                                                                      ----------

          TOTAL NET ASSETS (100.0%)...................................$8,370,094
                                                                      ----------

NUMBER OF                                                            UNREALIZED
CONTRACTS                                                           APPRECIATION
---------                                                           ------------
          FUTURES PURCHASED
       2  September S&P 400 Midcap....................................    20,951
       3  September S&P 500 Index.....................................     8,234
                                                                      ----------
                                                                          29,185
                                                                      ----------


        + Non-income producing security.




NUMBER
OF SHARES                  SECURITY                                      VALUE
---------                  --------                                      -----
                      TOMORROW MEDIUM-TERM RETIREMENT FUND
          COMMON STOCK (46.3%)
          BASIC MATERIALS (2.2%)
  1,200   Air Products & Chemicals Inc. ..............................   $48,000
    100   Cambrex Corp. ..............................................     2,625
    100   Carpenter Technology Corp. .................................     5,025
  1,050   Champion International Corp. ...............................    51,647
     66   Delta & Pine Land Co. ......................................     2,937
    700   Dexter Corp. ...............................................    22,269
    950   Dow Chemical Co. ...........................................    91,853
     50   Medusa Corp. ...............................................     3,137
    400   Pope & Talbot Inc. .........................................     4,675
    200   Rayonier Inc. ..............................................     9,200
    800   Rohm & Haas Co. ............................................    83,150
    100  +Scotts Co. Cl A ............................................     3,725
    100   Unisource Worldwide Inc. ...................................     1,081
    250   USG Corp. ..................................................    13,531
    600   Wellman Inc. ...............................................    13,612
                                                                      ----------
                                                                         356,467
                                                                      ----------

          CONSUMER CYCLICALS (5.0%)
    100  +Billing Information Concepts ..............................     1,550
    100  +Carmike Cinemas Inc. Cl A ..................................     2,694
    150  +Champion Enterprises Inc. ..................................     4,387
    282  +Consolidated Stores Corp. ..................................    10,222
  2,342   CVS Corp. ..................................................    91,192
    400   Dayton Hudson Corp. ........................................    19,400
  1,000   Dillards Inc. Cl A .........................................    41,438
    350  +Dress Barn Inc. ............................................     8,706
  1,300   Fingerhut Companies Inc. ...................................    42,900
  3,300   Ford Motor Co. .............................................   194,700
  1,300   Gannet Inc. ................................................    92,381
    200  +Grand Casinos Inc. .........................................     3,350
    350  +GTECH Holding Corp. ........................................    11,791
    500  +Jones Apparel Group ........................................    18,281
    150   Juno Lighting Inc. .........................................     3,544
    100   Kellwood Co. ...............................................     3,575
    600  +King World Productions Inc. ................................    15,300
      4   May Department Stores Co. ..................................       262
    300  +Nashua Corp. ...............................................     4,688
    100  +Nautica Enterprises Inc. ...................................     2,681
    250  +Office Max Inc. ............................................     4,125
    200   Ogden Corp. ................................................     5,538
    100   Osh Kosh B'Gosh Cl A .......................................     4,450
  1,200   Penney (J.C.) Co. ..........................................    86,775
    800   Ruby Tuesday Inc. ..........................................    12,400
    150  +Scholastic Corp. ...........................................     5,981
    250   Sears Roebuck & Co. ........................................    15,266
    100   Skyline Corp. ..............................................     3,262
    200  +Sports Authority ...........................................     2,987
    100   Storage USA ................................................     3,500
    350   TCA Cable TV Inc. ..........................................    21,000




Page 6                       See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST
SCHEDULE OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)

NUMBER
OF SHARES                       SECURITY                                  VALUE
---------                       --------                                  -----

TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)
     50  +Tommy Hilfiger Corp. .......................................   $ 3,125
    250   Toro Co. ...................................................     8,563
    900   VF Corp. ...................................................    46,350
    250   Walt Disney Co. ............................................    26,266
    100  +Williams Sonoma Inc. .......................................     3,181
                                                                      ----------
                                                                         825,811
                                                                      ----------

          CONSUMER NON CYCLICALS (4.8%)
    100  +Acxiom Corp. ...............................................     2,494
    350   Avnet Inc. .................................................    19,141
    200  +Brinker International Inc. .................................     3,850
    400   Case Corp. .................................................    19,300
    200   Cash America International Inc. ............................     3,050
  1,900   Coca Cola Co. ..............................................   162,450
  1,300   Coors (Adolph) Cl B ........................................    44,200
    900   Corning Inc. ...............................................    31,275
    800   Darden Restaurants Inc. ....................................    12,700
    250   Dean Foods .................................................    13,734
    200  +DeVRY Inc. .................................................     4,388
  2,200   Fleming Companies Inc. .....................................    38,637
    200  +Fred Meyer Inc. ............................................     8,500
    100  +General Nutrition Companies Inc. ...........................     3,112
    100   Hormel Foods Corp. .........................................     3,456
    150   Lancaster Colony ...........................................     5,681
    250   Magna International Inc. Cl A ..............................    17,156
    300   McDonald's Corp. ...........................................    20,700
    700   McKesson Corp. .............................................    56,875
    400   Miller (Herman) Inc. .......................................     9,725
    100   Oakwood Homes Corp. ........................................     3,000
    700   Philip Morris Companies Inc. ...............................    27,563
    600   Premark International ......................................    19,350
  1,400   Proctor & Gamble Co. .......................................   127,487
  1,300   Quaker Oats Co. ............................................    71,419
    100   Richfood Holdings Inc. .....................................     2,069
    400   Unilever ADR ...............................................    31,575
    700   Universal Foods Corp. ......................................    15,531
     50  +Whole Foods Market Inc. ....................................     3,025
                                                                      ----------
                                                                         781,443
                                                                      ----------

          ENERGY (5.7%)
    100  +Barrett Resources Corp. ....................................     3,750
    400  +BJ Services ................................................    11,625
  1,600   Chevron Corp. ..............................................   132,900
  1,750   Coastal Corp. ..............................................   122,172
 14,587   Conectiv, Inc. .............................................   299,034
  2,431   Conectiv Inc. Cl A .........................................    88,124
    150   Cross Timbers Oil Co. ......................................     2,859
    200   Ensco International Inc. ...................................     3,475
    332  +EVI Weatherford Inc. .......................................    12,326
  1,500   Exxon Corp .................................................   106,969
  1,900   Helmerich & Payne Inc. .....................................    43,700
    150   IMCO Recycling Inc. ........................................     2,775
    854   Marketspan Corp. ...........................................    25,567
     50   Murphy Oil Corp. ...........................................     2,534
    450  +Nabors Industries Inc. .....................................     8,916
    100  +Newfield Exploration Co ....................................     2,487
    130  +Ocean Energy Inc. ..........................................     2,543
    500  +Oceaneering International Inc. .............................     8,875
    450   Royal Dutch Petroleum ADR ..................................    24,666
    250  +Smith International Inc. ...................................     8,703
    200   Texaco Inc. ................................................    11,938
    250   Valero Energy Corp. ........................................     8,312
                                                                      ----------
                                                                         934,250
                                                                      ----------

          FINANCE (7.1%)
    300   ACE Limited ................................................    11,700
    400   AFLAC Inc ..................................................    12,125
    350   Ahmanson H F & Co. .........................................    24,850
    800   Allstate Corp. .............................................    73,250
    100   American Bankers Insurance
               Group Inc. ............................................     6,013
    100  +AMRESCO Inc ................................................     2,913
    975   Amsouth Bancorp ............................................    38,330
    864   Associates First Capital Corp. .............................    66,420
     50   Astoria Financial Corp. ....................................     2,675
    150   BankAmerica Corp. ..........................................    12,966
    850   Bankers Trust N.Y. Corp. ...................................    98,653
     10   BSB Bancorp Inc. ...........................................       302
     50   Centura Banks Inc. .........................................     3,125
    198   Charter One Financial ......................................     6,670
  1,000   Chase Manhattan Corp. ......................................    75,500
    600   Cigna Corp. ................................................    41,400
     50   CMAC Investment Corp. ......................................     3,075
  1,100   Comdisco Inc. ..............................................    20,900
    900   Comerica Inc. ..............................................    59,625
     75   Commercial Fed Corp. .......................................     2,372
    100  +Compdent Corp. .............................................     1,562
     50   Cullen/Frost Bankers Inc. ..................................     2,713
    437   Dime Bancorp Inc. ..........................................    13,083
    100  +Envoy Corp. ................................................     4,737
    165   Fidelity National Financial Inc. ...........................     6,569
     57   Fleet Financial Group Inc. .................................     4,760
    100   Franchise Finance Corp. of
               America ...............................................     2,594
    400   Franklin Resources Inc. ....................................    21,600
     50   Fremont General Corp. ......................................     2,709
     55   Frontier Insurance Group Inc. ..............................     1,241
     50   General RE Corp. ...........................................    12,812
    150   Golden West Financial ......................................    15,947


                       See notes to financial statements                  Page 7

TOMORROW FUNDS RETIREMENT TRUST
SCHEDULE OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)

NUMBER
OF SHARES                       SECURITY                                  VALUE
---------                       --------                                  -----

TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)
    400   Hartford Financial Services Group ..........................   $45,750
    150   Hilb, Rogal & Hamilton Co. .................................     2,344
    115   Huntington Bancshares ......................................     3,852
    100   JSB Financial Inc. .........................................     5,856
    100   Keystone Financial Inc. ....................................     3,700
     66   Legg Mason Inc. ............................................     3,799
    100   Magna Group Inc. ...........................................     5,650
    975   Marsh & McLennan Companies .................................    58,927
    250   Merrill Lynch & Co. ........................................    23,062
    300   Morgan J P & Co. ...........................................    35,137
    100   Mutual Risk Management .....................................     3,644
    600   National City Corp. ........................................    42,600
    500   NationsBank Corp. ..........................................    38,250
    550   Northern Trust Corp. .......................................    41,938
    525   Old Republic International Corp. ...........................    15,389
    100   Orion Capital Corp. ........................................     5,588
     50  +Oxford Health Plans Inc. ...................................       766
    375   Paine Webber Group Inc. ....................................    16,078
    450   Pinnacle West Capital ......................................    20,250
     50   Provident Financial Group Inc. .............................     2,281
    700   Republic NY Corp. ..........................................    44,056
    240   Sovereign Bancorp Inc. .....................................     3,923
    100   St. Paul Bancorp ...........................................     2,259
    300   State Street Corp. .........................................    20,850
    200   T. Rowe Price Associates Inc. ..............................     7,513
    750   Travelers Group Inc. .......................................    45,469
    100   Trenwick Group Inc. ........................................     3,884
     50   UnionBanCal Corp. ..........................................     4,825
     50   US Trust Corp. .............................................     3,813
                                                                      ----------
                                                                       1,164,644
                                                                      ----------

          HEALTH CARE (4.9%)
  2,500   Abbott Laboratories ........................................   102,187
  1,200   American Home Products Corp. ...............................    62,100
    200   Beckman Coulter Inc. .......................................    11,650
    600   Becton Dickinson & Co. .....................................    46,575
    300   Bergen Brunswig Corp. ......................................    13,912
    200  +COR Therapeutics ...........................................     2,775
    150  +Cygnus Inc. ................................................     1,566
    157  +Enzo Biochem Inc. ..........................................     2,100
     50  +Express Scripts Inc. Cl A ..................................     4,031
    100  +Health Care & Retirement Corp. .............................     3,944
    150   ICN Pharmaceuticals Inc. ...................................     6,853
    108   Integrated Health Services Inc. ............................     4,050
    450   Johnson & Johnson ..........................................    33,187
     50   Magellan Health Services Inc. ..............................     1,269
    100  +Medimmune Inc. .............................................     6,237
    100   Mentor Corp. ...............................................     2,425
  1,700   Merck & Co Inc. ............................................   227,375
    100  +Orthodontic Centers of America .............................     2,094
    150   Owens & Minor Inc. .........................................     1,500
    100  +Safeskin Corp. .............................................     4,113
  1,050   Service Corp. International ................................    45,019
    100  +Sola International Inc. ....................................     3,269
     50  +Steris Corp. ...............................................     3,180
    133  +Total Renal Care Holdings ..................................     4,588
    300   United Healthcare Corp. ....................................    19,050
    100  +Vertex Pharmaceutical Inc. .................................     2,250
  2,100   Warner Lambert Co. .........................................   145,687
    600  +Wellpoint Health Networks ..................................    44,400
                                                                      ----------
                                                                         807,386
                                                                      ----------

          INDUSTRIAL (4.8%)
    100   ABM Industries Inc. ........................................     2,769
    300  +ACNielson Corp. ............................................     7,575
    200   AGCO Corp ..................................................     4,112
    251   Albany International Corp. Cl A ............................     6,014
    500   Automatic Data Processing Inc. .............................    36,438
    100   Birmingham Steel Corp. .....................................     1,237
    100   Brady W H Co. ..............................................     2,781
    150   CLARCOR Inc. ...............................................     3,150
    350   Coca Cola Enterprises Inc. .................................    13,738
    100   Cummins Engine Inc. ........................................     5,125
     50   DEKALB Genetics Corp. Cl B .................................     4,731
    100   Dimon Inc. .................................................     1,125
  1,200   Dover Corp. ................................................    41,100
    100   Felcor Suite ...............................................     3,137
     48  +General Cigar Holdings Inc. ................................       474
  1,750   General Electric Co. .......................................   159,250
    300   Grainger WW Inc. ...........................................    14,944
     75  +Halter Marine Group Inc. ...................................     1,130
    600   Hanson PLC ADR .............................................    18,187
  1,250   Ingersoll Rand Co. .........................................    55,078
    300  +Instituform Technologies Cl A ..............................     4,153
  1,100   Kaydon Corp. ...............................................    38,844
    650   Kelly Services Inc. Cl A ...................................    22,994
    100   Lilly Industries Inc. Cl A .................................     2,163
    300   Lubrizol Corp. .............................................     9,075
    250   Lyondell Petrochemical Co. .................................     7,609
    150   MacDermid Inc. .............................................     4,237
     50   Manitowoc Inc. .............................................     2,019
    625   Molex Inc. .................................................    15,625
  2,100   Pitney Bowes Inc. ..........................................   101,062
    100   Quanex Corp. ...............................................     3,031
    100   Read-Rite Corp. ............................................       906
     50   Robbins & Myers Inc. .......................................     1,453
    100   Ryland Group Inc. ..........................................     2,625
    750   Sotheby's Holdings Cl A ....................................    16,781
    250  +Southern Energy Homes ......................................     2,453
     50   Stone & Webster Inc. .......................................     1,969



Page 8                     See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST
SCHEDULE OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)

NUMBER
OF SHARES                       SECURITY                                  VALUE
---------                       --------                                  -----

TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)
     70   Sundstrand Corp. ...........................................   $ 4,008
    500   Textron Inc. ...............................................    35,844
    950   Time Warner Inc. ...........................................    81,166
    100   TJ International Inc. ......................................     3,012
    100  +Toll Brothers Inc. .........................................     2,869
    700   True North Communications ..................................    20,475
    300   Universal Corp. ............................................    11,213
     50  +US Home Corp. ..............................................     2,062
     50  +Vantive Corp. ..............................................     1,025
    100   Zero Corp. .................................................     2,838
                                                                      ----------
                                                                         783,606
                                                                      ----------

          REAL ESTATE INVESTMENT TRUST (0.3%)
    400  +Anixter International Inc. .................................     7,625
    100   Federal Realty Investors Trust .............................     2,406
    100   General Growth Properties ..................................     3,731
    100   Health Care Property Investors .............................     3,606
    100   Highwood Properties Inc. ...................................     3,231
    100   Indymac Mortgage Holdings ..................................     2,275
    100   Liberty Property Trust .....................................     2,556
    100   Mack-Cali Realty Corp. .....................................     3,438
    350   New England Business Service ...............................    11,288
                                                                      ----------
                                                                          40,156
                                                                      ----------

          TECHNOLOGY (6.8%)
    300   AAR Corp. ..................................................     8,869
    100   ADC Telecommunications Inc. ................................     3,653
    150  +Advanced Tissue Sciences Inc. ..............................       666
    150   Aliant Communications ......................................     4,116
    100  +Altera Corp. ...............................................     2,956
    100  +Aspect Telecommunications ..................................     2,738
    500   BellSouth Corp. ............................................    33,562
    300  +BMC Software Inc. ..........................................    15,581
    100  +Cadence Design Systems Inc. ................................     3,125
    300  +California Microwave Inc. ..................................     5,250
    150   Century Telephone Enterprises ..............................     6,881
    100   Cincinatti Bell Inc. .......................................     2,863
    100  +Cognex Corp. ...............................................     1,850
    300   Communications Satellite Corp. .............................     8,494
    150   Computer Assoc International Inc. ..........................     8,334
    600  +Compuware Corp. ............................................    30,675
     50   Comverse Technology ........................................     2,594
    200   Eaton Corp. ................................................    15,550
     50  +Etec Systems Inc. ..........................................     1,759
    300  +General Communication Cl A .................................     1,819
  2,140   General Dynamics Corp. .....................................    99,510
    500  +Geotek Communications Inc. .................................        78
    650   Gerber Scientific Inc. .....................................    14,788
  1,000   Harris Corp. ...............................................    44,687
    200   Honeywell Inc. .............................................    16,713
    100  +Input/Output Inc. ..........................................     1,781
  1,000   International Business
               Machines Corp. ........................................   114,813
    450  +KEMET Corp. ................................................     5,920
    200  +KLA Instruments Corp. ......................................     5,538
     50  +Kulicke & Soffa Industries Inc. ............................       850
     50   Life Re Corp. ..............................................     4,144
    200   Linear Technology Corp. ....................................    12,062
    600   Lockheed Martin Corp. ......................................    63,525
    200  +Microchip Technology Inc. ..................................     5,225
  1,400  +Microsoft Corp. ............................................   151,725
    350   Motorola Inc. ..............................................    18,397
    350  +NEXTEL Communications Inc. .................................
               Cl A ..................................................     8,706
    100  +PLATINUM Technology Inc. ...................................     2,856
    200   Precision Castparts Corp. ..................................    10,675
    500  +Quantum Corp. ..............................................    10,375
    100  +Respironics Inc. ...........................................     1,556
    100  +S3 Inc. ....................................................       506
    100  +Sanmina Corp. ..............................................     4,338
     50  +SPS Technologies Inc. ......................................     2,925
  1,100  +Sterling Software Inc. .....................................    32,519
    600  +Storage Technology Corp. ...................................    26,025
    150  +Structural Dynamics Research
               Corp. .................................................     3,469
    350  +Symantec Corp. .............................................     9,144
    100  +Teradyne Inc. ..............................................     2,675
  2,000   Texas Instruments Inc. .....................................   116,625
  1,500   Thomas & Betts Corp. .......................................    73,875
    250   Wallace Computer Services Inc. .............................     5,937
    700   Xerox Corp. ................................................    71,137
                                                                      ----------
                                                                       1,104,434
                                                                      ----------

          TRANSPORTATION (1.5%)
    700   Airborne Freight Corp. .....................................    24,456
  1,400  +AMR Corp. ..................................................   116,550
    100   Breed Technologies Inc. ....................................     1,531
    200   GATX Corp. .................................................     8,775
    200   Harley Davidson Inc. .......................................     7,750
    150   Intermet Corp. .............................................     2,719
    100  +Rural/ Metro Corp. .........................................     1,300
  1,000   Ryder Systems Inc. .........................................    31,562
    700   Union Pacific Corp. ........................................    30,888
    100   Wabash National Corp. ......................................     2,575
    300   Winnebago Industries .......................................     3,825
    400  +Yellow Corp. ...............................................     7,425
                                                                      ----------
                                                                         239,356
                                                                      ----------



                       See notes to financial statements                  Page 9

TOMORROW FUNDS RETIREMENT TRUST
SCHEDULE OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)

NUMBER
OF SHARES                       SECURITY                                  VALUE
---------                       --------                                  -----

TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)
          UTILITIES (3.2%)
  2,100   Ameritech Corp. ............................................   $94,237
  3,200   Bell Atlantic Corp. ........................................   146,000
    100  +California Energy Inc. .....................................     3,006
    450   Columbia Gas System Inc. ...................................    25,031
    850   Eastern Utilities ..........................................    22,313
  2,250   Entergy Corp. ..............................................    64,687
  1,000   FPL Group Inc. .............................................    63,000
  1,550   Montana Power Co. ..........................................    53,863
    350   Northwest Natural Gas Co. ..................................     9,789
  1,150   Public Service Co of New Mexico ............................    26,091
    400   Utilicorp United Inc. ......................................    15,075
                                                                      ----------
                                                                         523,092
                                                                      ----------

          TOTAL COMMON STOCKS
               (Cost $6,185,838) ..................................... 7,560,645
                                                                      ----------

          OPEN END INVESTMENT COMPANY (5.1%)
               (Cost $730,635)
 71,943   BT EAFE Equity Index Fund ..................................   833,822
                                                                      ----------

          UNIT INVESTMENT TRUST (5.1%)
               (Cost $612,566)
  7,314   Standard & Poor's Depository
               Receipt ...............................................   828,768
                                                                      ----------

Principal
Amount
          U.S. GOVERNMENT OBLIGATIONS (30.8%)
          U.S. TREASURY BONDS (6.8%)
 $235,000 7.000% Due 7/15/06..........................................   256,627
  213,000 6.875% Due 8/15/25..........................................   246,680
  570,000 6.125% Due 11/15/27.........................................   610,789
                                                                      ----------
                                                                       1,114,096
                                                                      ----------

          U.S. TREASURY NOTES (24.0%)
  495,000 5.500% Due 11/15/98.........................................   495,153
  790,000 6.500% Due 5/31/01..........................................   810,240
1,740,000 6.125% Due 12/31/01......................................... 1,771,529
  773,000 6.500% Due 8/15/05..........................................   815,755
   30,000 6.125% Due 8/15/07..........................................    31,214
                                                                      ----------
                                                                       3,923,891
                                                                      ----------

          TOTAL U.S. GOVERNMENT OBLIGATIONS
               (Cost $4,906,773)...................................... 5,037,987
                                                                      ----------

          CORPORATE DEBENTURES (8.0%)
          FINANCE (5.8%)
  150,000 Donaldson Lufkin Jenrette
               6.500% Due 6/1/08......................................   149,988
  125,000 Liberty Properties
               7.500% Due 1/15/18.....................................   127,186
  100,000 Lumbermens Mutual
               8.450% Due 12/1/97.....................................   110,874
  160,000 Merrill Lynch & Co.
               6.750% Due 6/1/28......................................   162,515
  150,000 Salomon Inc.
               7.300% Due 5/15/02.....................................   155,415
  100,000 Salomon Inc.
               6.250% Due 1/15/05.....................................    99,862
  135,000 Standard C.C. Master Trust
               6.800% Due 4/7/99......................................   136,096
                                                                      ----------
                                                                         941,936
                                                                      ----------

          INDUSTRIAL (0.7%)
  125,000 Fortune Brands
               6.625% Due 7/15/28.....................................   124,944
                                                                      ----------

          REAL ESTATE INVESTMENT TRUST (1.5%)
   80,000 EOP Operating Ltd. (144A)
               6.763% Due 6/15/07.....................................    80,244
  160,000 Health Care Properties
               6.875% Due 6/8/05......................................   160,486
                                                                      ----------
                                                                         240,730
                                                                      ----------

          TOTAL CORPORATE DEBENTURES
               (Cost $1,301,081)...................................... 1,307,610
                                                                      ----------

          TIME DEPOSIT (4.0%)
               (Cost $650,000)
  650,000 Societe Generale Bank
               5.500% Due 7/1/98......................................   650,000
                                                                      ----------

          TOTAL INVESTMENTS (99.3%)
               (Cost $14,386,893).....................................16,218,832

          OTHER ASSETS IN EXCESS OF
               LIABILITIES (0.7%).....................................   114,352
                                                                      ----------

          TOTAL NET ASSETS (100.0%)..............................    $16,333,184
                                                                     ===========


NUMBER OF                                                             UNREALIZED
CONTRACTS                                                           APPRECIATION
---------                                                           ------------
          FUTURES PURCHASED
        2 Sept. S&P 500 Index.........................................    12,622
                                                                      ----------

        + Non-income producing security.


Page 10                       See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST
SCHEDULE OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)

NUMBER
OF SHARES                       SECURITY                                  VALUE
---------                       --------                                  -----

TOMORROW SHORT-TERM RETIREMENT FUND
          COMMON STOCKS (31.1%)
          BASIC MATERIALS (1.6%)
  3,200   Air Products & Chemicals Inc. ..............................  $128,000
  2,700   Champion International Corp. ...............................   132,806
  1,100   Dow Chemical Co. ...........................................   106,356
  1,150   Rohm & Haas Co. ............................................   119,528
                                                                      ----------
                                                                         486,690
                                                                      ----------

          CONSUMER CYCLICALS (3.5%)
  4,800   CVS Corp. ..................................................   186,900
    500   Dayton Hudson Corp. ........................................    24,250
  1,150   Dillards Inc. Cl A .........................................    47,653
  3,800   Ford Motor Co. .............................................   224,200
  2,700   Gannet Inc. ................................................   191,869
  3,600  +King World Productions Inc. ................................    91,800
    350   Penney (J.C.) Co. ..........................................    25,309
    300   Sears Roebuck & Co. ........................................    18,319
  2,700   VF Corp. ...................................................   139,050
  1,000   Walt Disney Co. ............................................   105,063
                                                                      ----------
                                                                       1,054,413
                                                                      ----------

          CONSUMER NON-CYCLICALS (3.4%)
  1,700   Case Corp ..................................................    82,025
  2,000   Coca Cola Co ...............................................   171,000
  3,900   Coors (Adolph) Cl B ........................................   132,600
  1,050   Corning Inc. ...............................................    36,487
  6,750   Darden Restaurants .........................................   107,156
  6,850   Fleming Companies Inc. .....................................   120,303
    350   McDonald's Corp. ...........................................    24,150
    800   Philip Morris Companies Inc. ...............................    31,500
  1,800   Proctor & Gamble Co. .......................................   163,913
  1,800   Quaker Oats Co. ............................................    98,887
    600   Unilever NV ADR ............................................    47,363
                                                                      ----------
                                                                       1,015,384
                                                                      ----------

          ENERGY (2.3%)
  1,900   Chevron Corp. ..............................................   157,819
  2,300   Coastal Corp. ..............................................   160,569
  1,800   Exxon Corp. ................................................   128,362
  4,700   Helmerich & Payne Inc. .....................................   108,100
  1,950   Royal Dutch Petroleum Co. ADR ..............................   106,884
    300   Texaco Inc. ................................................    17,906
                                                                      ----------
                                                                         679,640
                                                                      ----------

          FINANCE (5.6%)
  1,700   Ahmanson H F & Co. .........................................   120,700
  1,700   Allstate Corp. .............................................   155,656
    995   Associates First Capital Corp. .............................    76,491
    200   BankAmerica Corp. ..........................................    17,287
  1,700   Bankers Trust N.Y. Corp. ...................................   197,306
  2,400   Chase Manhattan Corp. ......................................   $181,200
    750   Cigna Corp. ................................................    51,750
  1,050   Comerica Inc. ..............................................    69,563
     50   General Re Corp. ...........................................    12,812
  1,100   Golden West Financial ......................................   116,944
  1,300   Hartford Financial Services Group ..........................   148,687
  2,475   Marsh & McLennan Companies .................................   149,583
    300   Merrill Lynch & Co. ........................................    27,675
    350   Morgan J P & Co. ...........................................    40,994
  1,700   NationsBank Corp. ..........................................   130,050
  2,000   Republic NY Corp. ..........................................   125,875
    900   Travelers Group Inc. .......................................    54,562
                                                                      ----------
                                                                       1,677,135
                                                                      ----------

          HEALTH CARE (3.8%)
  4,800   Abbott Laboratories ........................................   196,200
  1,400   American Home Products Corp. ...............................    72,450
  1,900   Becton Dickinson & Co. .....................................   147,487
    550   Johnson & Johnson ..........................................    40,563
  2,000   Merck & Co. Inc. ...........................................   267,500
  3,250   Service Corp International .................................   139,344
  1,550   United Healthcare Corp. ....................................    98,425
  2,700   Warner Lambert Co. .........................................   187,312
                                                                      ----------
                                                                       1,149,281
                                                                      ----------

          INDUSTRIAL (2.6%)
    150   Cummins Engine Inc. ........................................     7,687
  1,400   Dover Corp. ................................................    47,950
  2,050   General Electric Co. .......................................   186,550
    400   Grainger WW Inc. ...........................................    19,925
    700   Hanson PLC ADR .............................................    21,219
  1,800   Ingersoll Rand Co. .........................................    79,313
  4,100   Pitney Bowes Inc. ..........................................   197,312
  1,700   Textron Inc. ...............................................   121,869
  1,100   Time Warner Inc. ...........................................    93,981
    800   Union Pacific Corp. ........................................    35,300
                                                                      ----------
                                                                         811,106
                                                                      ----------

          TECHNOLOGY (5.5%)
    600   Automatic Data Processing Inc. .............................    43,725
  5,400   Bell Atlantic Corp. ........................................   246,375
    600   BellSouth Corp. ............................................    40,275
  1,925   Computer Associates
               International Inc. ....................................   106,958
  1,050   Eaton Corp. ................................................    81,638
  3,000   General Dynamics Corp. .....................................   139,500
  2,800   Harris Corp. ...............................................   125,125
    250   Honeywell Inc. .............................................    20,891
  1,150   International Business Machines
               Corp. .................................................   132,034
  1,400   Lockheed Martin Corp. ......................................   148,225



                       See notes to financial Statements                 Page 11

TOMORROW FUNDS RETIREMENT TRUST
SCHEDULE OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)

NUMBER
OF SHARES                       SECURITY                                  VALUE
---------                       --------                                  -----

TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)
  1,600  +Microsoft Corp. ............................................  $173,400
    450   Motorola Inc. ..............................................    23,653
  2,000   Texas Instruments Inc. .....................................   116,625
  2,100   Thomas & Betts Corp. .......................................   103,425
  1,700   Xerox Corp. ................................................   172,763
                                                                      ----------
                                                                       1,674,612
                                                                      ----------

          TRANSPORTATION (0.7%)
  1,400  +AMR Corp. ..................................................   116,550
  3,250   Ryder Systems Inc. .........................................   102,578
                                                                      ----------
                                                                         219,128
                                                                      ----------

          UTILITIES (2.1%)
  2,400   Ameritech Corp. ............................................   107,700
  2,025   Columbia Gas System Inc. ...................................   112,641
  5,350   Entergy Corp. ..............................................   153,812
  4,250   FPL Group Inc. .............................................   267,750
                                                                      ----------
                                                                         641,903
                                                                      ----------

          TOTAL COMMON STOCKS
               (Cost $8,079,420)...................................... 9,409,292
                                                                      ----------

          UNIT INVESTMENT TRUST (2.1%)
               (Cost $586,327)
  5,572   Standard & Poor's Depository
               Receipt................................................   631,377
                                                                      ----------

PRINCIPAL
AMOUNT
---------

          U.S. GOVERNMENT OBLIGATIONS (39.5%)
          U.S. TREASURY BONDS (8.8%)
$535,000  7.000% Due 7/15/06..........................................   584,236
 410,000  6.875% Due 8/15/25..........................................   474,829
 240,000  6.625% Due 2/15/27..........................................   271,013
1,230,000 6.125% Due 11/15/27......................................... 1,318,019
                                                                      ----------
                                                                       2,648,097
                                                                      ----------

          U.S. TREASURY NOTES (30.7%)
1,880,000 5.875% Due 10/31/98......................................... 1,882,933
  480,000 6.375% Due 5/15/00..........................................   487,123
3,640,000 6.125% Due 12/31/01......................................... 3,705,957
  419,000 6.500% Due 8/15/05..........................................   442,175
2,035,000 6.500% Due 10/15/06......................................... 2,160,905
  570,000 6.125% Due 8/15/07..........................................   593,068
                                                                      ----------
                                                                       9,272,161
                                                                      ----------

          TOTAL U.S. GOVERNMENT OBLIGATIONS
               (Cost $11,635,112).....................................11,920,258
                                                                      ----------

PRINCIPAL
AMOUNT                          SECURITY                                  VALUE
---------                       --------                                  -----
           CORPORATE DEBENTURES (21.7%)
           FINANCE (17.3%)
 $230,000  Associates Corp N.A. 6.500% Due 10/15/02 ..................$  233,130
  150,000  Associates Corp N.A. 6.680% Due 9/17/99 ...................   151,311
  120,000  Associates Corp N.A. 6.375% Due 8/15/99 ...................   120,604
  205,000  Beneficial Corp. 8.170% Due 11/9/99 .......................   210,996
  100,000  Commercial Credit 8.250% Due 11/1/01 ......................   106,430
  475,000  Donaldson Lufkin Jenrette 6.500% Due 6/1/08 ...............   474,962
  135,000  Ford Motor Credit Corp. 6.570% Due 3/19/01 ................   136,793
   50,000  Ford Motor Credit Corp. 6.125% Due 1/9/06 .................    49,824
  230,000  Ford Motor Credit Corp. 8.150% Due 3/16/99 ................   233,452
   80,000  GATX Capital Corp. 6.500% Due 11/1/00 .....................    80,585
   46,716  GMAC 1995 7.150% Due 3/15/00 ..............................    46,730
  415,000  Hydro Quebec 9.300% Due 10/28/98 ..........................   419,541
  375,000  Liberty Properties 7.500% Due 1/15/18 .....................    81,559
  425,000  Lumbermens Mutual 8.450% Due 12/1/97 ......................   471,213
  275,000  Merrill Lynch & Co. 6.620% Due 6/13/00 ....................   278,976
  500,000  Merrill Lynch & Co. 6.750% Due 6/1/28 .....................   507,860
  265,000  Norwest Corp. 5.750% Due 11/16/98 .........................   264,942
  475,000  Salomon Inc. 7.300% Due 5/15/02 ...........................   492,148
  205,000  Salomon Inc. 6.250% Due 1/15/05 ...........................   204,717
  230,000  Standard C.C. Master Trust 6.800% Due 4/7/99 ..............   231,868
  120,000  US Capital Corp. 6.500% Due 12/1/03 .......................   121,685
                                                                      ----------
                                                                       5,219,326
                                                                      ----------


           INDUSTRIAL (1.6%)
   90,000  Dupont (EI) de Nemours & Co. 8.750% Due 1/12/01 ...........    96,055



Page 12                       See notes to financial statatements

TOMORROW FUNDS RETIREMENT TRUST
SCHEDULE OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                          SECURITY                                  VALUE
---------                       --------                                  -----

TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)
 $375,000  Fortune Brands 6.625% Due 7/15/28..........................  $374,831
                                                                      ----------
                                                                         470,886
                                                                      ----------

           REAL ESTATE INVESTMENT TRUST (2.8%)
  380,000  EOP Operating Ltd. (A) 6.763% Due 6/15/07..................   381,159
  475,000  Health Care Properties 6.875% Due 6/8/05...................   476,444
                                                                      ----------
                                                                         857,603
                                                                      ----------

           TOTAL CORPORATE DEBENTURES
               (Cost $6,523,954)...................................... 6,547,815
                                                                      ----------

           ASSET BACKED SECURITY (2.5%)
               (Cost $763,176)
           Federal Home Loan Mortgage Corp.
  725,000      7.000% Due 3/15/08.....................................   762,381
                                                                      ----------

           TIME DEPOSIT (2.3%)
               (Cost $700,000)
  700,000  Societe Generale Bank 5.300% Due 7/6/98....................   700,000
                                                                      ----------

           TOTAL INVESTMENTS (99.2%)
               (Cost $28,287,989).....................................29,971,123

           OTHER ASSETS IN EXCESS
             OF LIABILITIES (0.8%)....................................   229,821
                                                                      ----------

           TOTAL NET ASSETS (100.0%)................................ $30,200,944
                                                                     ===========


NUMBER OF                                                             UNREALIZED
CONTRACTS                                                           APPRECIATION
---------                                                           ------------
           FUTURES PURCHASED
        2  Sept. S&P 500 Index........................................     8,584
                                                                      ----------



        +  Non-income producing security.
      (A) S.E.C. Rule 144A security. Such security has limited markets and is traded among "qualified institutional buyers."



                       See notes to financial statements                Page 13

TOMORROW FUNDS RETIREMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 1998 (UNAUDITED)



                                                                     LONG-          MEDIUM-         SHORT
                                                                     TERM            TERM           TERM
                                                                  RETIREMENT      RETIREMENT      RETIREMENT
                                                                  ----------      ----------      ----------
     ASSETS
Investments at value (+) ....................................   $  7,659,294    $ 16,218,832    $ 29,971,123
Cash and cash equivalents ...................................        699,514          75,547          88,183
Receivable from Adviser .....................................          4,983           3,396             934
Dividends and interest receivable ...........................         23,536          69,171         203,646
Deferred organizational costs and
        prepaid expenses ....................................         24,506          24,745          24,838
                                                                ------------    ------------    ------------
                                                                   8,411,833      16,391,691      30,288,724
                                                                ------------    ------------    ------------
     LIABILITIES
Payable for Management Fees (Note 2) ........................              0          10,264          32,322
Accrued distribution fees payable
        (Adviser Shares) ....................................          2,582           5,825           7,008
Accrued service fees payable
        (Institutional Shares) ..............................            228             404           2,756
Payable for variation margin ................................          6,675           4,250           4,250
Other accrued expenses ......................................         32,254          37,764          41,444
                                                                ------------    ------------    ------------
                                                                      41,739          58,507          87,780
                                                                ------------    ------------    ------------
     NET ASSETS .............................................   $  8,370,094    $ 16,333,184    $ 30,200,944
                                                                ============    ============    ============

NET ASSETS REPRESENTED BY:
Shares of beneficial interest (par $0.001) ..................   $        964    $      1,697    $      2,874
Paid-in surplus .............................................      7,550,743      14,291,103      27,816,894
Accumulated undistributed net investment
        income ..............................................         26,188         128,257         396,428
Undistributed/(overdistributed) realized gains in investments        (17,191)         67,566         293,030
Net unrealized appreciation on investments ..................        809,390       1,844,561       1,691,718
                                                                ------------    ------------    ------------
      NET ASSETS ............................................   $  8,370,094    $ 16,333,184    $ 30,200,944
                                                                ============    ============    ============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
        ADVISER SHARES:
Net Assets ..................................................   $  6,836,196    $ 14,224,531    $ 16,434,291
Shares of beneficial interest issued and
        outstanding .........................................        789,633       1,473,505       1,569,008
Net asset value per share ...................................   $       8.66    $       9.65    $      10.47
                                                                ============    ============    ============

      INSTITUTIONAL SHARES:
Net Assets ..................................................   $  1,533,898    $  2,108,653    $ 13,766,653
Shares of beneficial interest issued and
        outstanding .........................................        174,721         223,785       1,305,449
Net asset value per share ...................................   $       8.78    $       9.42    $      10.55
                                                                ============    ============    ============

+Investments at cost ........................................      6,879,090      14,386,893      28,287,989

UNREALIZED APPRECIATION/(DEPRECIATION): *
        Gross appreciation ..................................        976,621       2,069,591       1,924,623
        Gross depreciation ..................................       (167,231)       (225,030)       (232,905)
                                                                ------------    ------------    ------------
NET UNREALIZED APPRECIATION .................................        809,390       1,844,561       1,691,718
                                                                ============    ============    ============

* Based on cost of securities for Federal Income tax purposes which does not differ from book cost.



Page 14                              See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST
STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)



                                                               LONG-TERM       MEDIUM-TERM     SHORT-TERM
                                                               RETIREMENT       RETIREMENT     RETIREMENT
                                                               ----------       ----------     ----------

INVESTMENT INCOME:
Dividends .................................................   $    38,519    $    66,179    $    70,956
Interest ..................................................        49,714        195,243        515,140
                                                              -----------    -----------    -----------
                                                                   88,233        261,422        586,096
                                                              -----------    -----------    -----------
EXPENSES:
Investment advisory fees - Note 5 .........................        25,397         56,490         92,903
Fund accounting fees ......................................        19,836         20,176         21,696
Distribution fees (Adviser Shares) - Note 5 ...............        13,673         32,986         37,875
Professional fees .........................................        12,695         14,455         15,578
Transfer agent fees and expenses
        (Adviser Shares) ..................................        11,901         11,901         11,901
Transfer agent fees and expenses
        (Institutional Shares) ............................        11,901         11,901         11,901
Custodian fees and expenses ...............................        10,957          8,522          6,286
Registration fees and expenses ............................         9,013          9,053         11,343
Amortization of organization costs ........................         4,708          4,701          4,701
TrusteesO fees and expenses ...............................         3,720          3,719          3,720
ShareholdersO reports .....................................         3,149          2,620          2,864
Administration fees - Note 5 ..............................         3,048          6,779         11,148
Service fees (Institutional Shares) - Note 5 ..............            75            146          9,448
Other expenses ............................................           606            896          1,408
                                                              -----------    -----------    -----------
TOTAL EXPENSES ............................................       130,679        184,345        242,772
Less fees waived by Adviser and
        Administrator - Note 5 ............................       (28,442)       (43,832)       (33,832)
Less expenses reimbursed
        by adviser - Note 5 ...............................       (39,672)       (10,187)        (4,570)
Less expenses paid indirectly - Note 7 ....................        (6,494)        (3,067)        (2,319)
                                                              -----------    -----------    -----------
NET EXPENSES ..............................................        56,071        127,259        202,051
                                                              -----------    -----------    -----------
NET INVESTMENT INCOME .....................................        32,162        134,163        384,045
                                                              -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
        Net realized gain/(loss) on investments and futures       (16,978)        66,323        255,593
        Change in unrealized appreciation on
                Investments and futures ...................       490,664      1,068,946      1,046,091
                                                              -----------    -----------    -----------

        NET GAIN ON INVESTMENTS ...........................       473,686      1,135,269      1,301,684
                                                              -----------    -----------    -----------

        NET INCREASE IN NET ASSETS RESULTING
                FROM OPERATIONS ...........................   $   505,848    $ 1,269,432    $ 1,685,729
                                                              ===========    ===========    ===========




                       See notes to financial statements                 Page 15

TOMORROW FUNDS RETIREMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS





                                                     LONG-TERM                     MEDIUM-TERM                   SHORT-TERM
                                                     RETIREMENT                    RETIREMENT                    RETIREMENT
                                                     ----------                    ----------                    ----------
                                                  SIX                           SIX                            SIX
                                                 MONTHS        YEAR            MONTHS          YEAR           MONTHS        YEAR
                                                  ENDED        ENDED           ENDED           ENDED           ENDED        ENDED
                                                 6/30/98*     12/31/97        6/30/98*       12/31/97         6/30/98*    12/31/97
                                                 --------     --------        --------       --------         --------    --------

OPERATIONS:
Net investment income .................... $     32,162    $     45,573    $   134,163    $   185,259    $   384,045    $   307,633
Net realized gain/(loss)
        on investments and futures .......      (16,978)        374,798         66,323        878,691        255,593      1,287,442
Change in unrealized appreciation
         on investments and futures ......      490,664         286,101      1,068,946        704,152      1,046,091        565,729
                                           ------------    ------------    -----------    -----------    -----------    -----------
NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS ........      505,848         706,472      1,269,432      1,768,102      1,685,729      2,160,804
                                           ------------    ------------    -----------    -----------    -----------    -----------

DIVIDENDS TO SHAREHOLDERS FROM NET
     INVESTMENT INCOME:
        Adviser Shares ...................            0         (37,625)             0       (161,291)             0       (254,014)
        Institutional Shares .............            0         (12,531)             0        (26,581)             0        (39,448)
                                           ------------    ------------    -----------    -----------    -----------    -----------
TOTAL DIVIDENDS TO SHAREHOLDERS
        FROM NET INVESTMENT INCOME .......            0         (50,156)             0       (187,872)             0       (293,462)
                                           ------------    ------------    -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET
     REALIZED GAINS:
        Adviser Shares ...................            0        (296,298)             0       (769,235)             0     (1,104,962)
        Institutional Shares .............            0         (78,947)             0       (108,096)             0       (142,997)
                                           ------------    ------------    -----------    -----------    -----------    -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS
        FROM NET REALIZED GAINS ..........            0        (375,245)             0       (877,331)             0     (1,247,959)
                                           ------------    ------------    -----------    -----------    -----------    -----------

TRANSACTIONS IN SHARES OF
        BENEFICIAL INTEREST:
Received on issuance:
        Shares sold ......................    3,500,654       5,046,755      3,867,546     10,697,459     18,519,370     13,042,308
        Shares issued in reinvestment
           of dividends and distributions             0         425,402              0      1,065,203              0      1,541,421
        Shares redeemed ..................     (918,572)     (1,730,955)    (2,455,964)    (2,494,576)    (5,613,470)    (4,356,467)
                                           ------------    ------------    -----------    -----------    -----------    -----------
NET INCREASE FROM
        CAPITAL SHARE TRANSACTIONS .......    2,582,082       3,741,202      1,411,582      9,268,086     12,905,900     10,227,262
                                           ------------    ------------    -----------    -----------    -----------    -----------

TOTAL INCREASE IN NET ASSETS .............    3,087,930       4,022,273      2,681,014      9,970,985     14,591,629     10,846,645

NET ASSETS:
Beginning of period ......................    5,282,164       1,259,891     13,652,170      3,681,185     15,609,315      4,762,670
                                           ------------    ------------    -----------    -----------    -----------    -----------
End of period+ ...........................  $ 8,370,094    $  5,282,164    $16,333,184    $13,652,170    $30,200,944    $15,609,315
                                           ============    ============    ===========    ===========    ===========    ===========

+  Includes undistributed/
   (overdistributed) net
   investment income ..................... $    26,188    ($      5,974)   $   128,257    ($    5,906)   $   396,428    $    12,383
                                            ============    ============    ===========    ===========    ==========    ===========

*  Unaudited.


Page 16             See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. GENERAL

     The Tomorrow Long-Term Retirement Fund ("Long-Term Fund"), Tomorrow Medium-Term Retirement Fund ("Medium-Term Fund") and Tomorrow Short-Term Retirement Fund ("Short-Term Fund"), are separate funds of the Tomorrow Funds Retirement Trust (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company. All of the funds are diversified. The accompanying financial statements and notes relate to the Long-Term Fund, Medium-Term Fund and Short-Term Fund only (collectively the "Funds").
     The Trust offers two classes of shares: Adviser Class Shares and Institutional Class Shares. Adviser Shares and Institutional Shares are substantially the same except that Adviser Shares bear the fees payable under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Act (the "Distribution Plan") at an annual rate of up to 0.50% of the average daily net assets attributable to the Adviser Shares; Institutional Shares bear the fees that are payable under a Service Plan (the "Service Plan") at an annual rate of up to 0.25% of the average daily net assets attributable to the Institutional Shares. In addition to fees paid pursuant to the Distribution Plan and Service Plan, each class also bears the expense associated with transfer agent fees.
     Investment income, expenses (other than expenses incurred under the Distribution Plan, the Service Plan and transfer agent fees and expenses), and realized and unrealized gains and losses on investments of a Fund are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
     The Funds first commenced offering Adviser Shares on March 7, 1996 and Institutional Shares on April 2, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES
PORTFOLIO VALUATION
-------------------
     COMMON STOCK - Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price on such exchange as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day that the Funds calculate their net asset values. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices.
     BONDS - Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Funds' portfolios are valued by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchange or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.
     MONEY MARKET SECURITIES - Investments in money market and other short-term (60 days or less) securities are valued at amortized cost, which has been determined by the Trust's Board of Trustees to represent the fair market value of such securities.
     FOREIGN SECURITIES - Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day that the Fund's calculate their net asset values. Unlisted foreign securities and listed foreign securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.
     Certain risks result from investing in foreign securities in addition to the usual risk inherent in domestic investments. Such risks include future political, economical and currency exchange developments including restrictions and changes in foreign law.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
-------------------------------------------
     Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded utilizing the identifiecation method. Interest income is recognized on an accrual basis and dividend income is recognized on ex-dividend date. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis.
     During the six months ended June 30, 1998, none of the Funds in the Trust entered into the following transactions: futures, options, forward currency contracts or foreign currency transactions.

TOMORROW FUNDS RETIREMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)-- (CONTINUED)



FEDERAL INCOME TAXES
--------------------
     Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal tax or excise tax provisions are required.
     The federal income tax basis of investments approximates cost.

DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------
     Dividends from Net investment Income - Dividends from net investment income are declared and paid annually when available for each Fund and are recorded on ex-dividend date.

     DISTRIBUTIONS FROM CAPITAL GAINS - Distributions from capital gains are declared by December 31 of the year in which they are earned and are paid by January 31 of the following year. However, to the extent that the net realized gains of a Fund can be offset by capital loss carryovers of that Fund, such gains will not be distributed.
     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

USE OF ESTIMATES
----------------
     Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

3. ORGANIZATIONAL EXPENSES

     Weiss, Peck & Greer. L.L.C. ("WPG"), the Funds' investment Adviser, paid the organizational expenses of the Funds in the amount of approximately $141,000 ($47,000 each for the Long-Term, Medium-Term and Short-Term Funds). The Funds will reimburse WPG for these expenses which have been deferred and are being amortized by the Funds on a straight line method over a period of five years from the commencement of operations.

4. EXPENSES

     The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective Funds.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust, with respect to each Fund, has entered into an Investment Advisory Agreement with WPG which entitles WPG to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of each Fund's average daily net assets. For the six months ended June 30, 1998 WPG voluntarily agreed not to impose its entire advisory fee applicable to the Long-Term Fund, and waived $37,053 and $22,684 from the Medium-Term Fund and Short-Term Fund, respectively.

     WPG has agreed to voluntarily limit each Fund's total operating expenses, (excluding taxes, brokerage commissions, interest, dividends paid on securities sold short and extraordinary legal fees and expenses) to 1.75% of the average daily net assets for the Adviser Class Shares and 1.50% of the average daily net assets for the Institutional class shares. WPG will reduce its advisory fee (but not below $0) when the total operating expenses exceed these limits.

TOMORROW FUNDS RETIREMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)-- (CONTINUED)

     The Trust has entered into an Administration Agreement with WPG. For its administrative services, WPG is entitled to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.09% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its entire administration services fee applicable to the Funds for the six months ended June 30, 1998.

     The Trust with respect to the Adviser Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Under the Distribution Plan, each Fund pays distribution and service fees at an aggregate annual rate of up to 0.50% of the daily average net assets attributable to the Adviser Class Shares. Up to 0.25% of this fee is for service fees and is intended to be compensation for personnel services and/or account maintenance services. The remaining amount is for distribution fees and is intended to compensate WPG for its services and expenses associated with serving as principal underwriter of the Adviser Class. These payments are borne solely by the Adviser Class Shares. For the six months ended June 30, 1998 payments pursuant to the Distribution Plan from the Long-Term Fund, Medium-Term Fund and Short-Term Fund amounted to $13,673, $32,986 and $37,875, respectively. Of these amounts, WPG earned $6,850, $16,495 and $18,887, respectively.

     The Trust with respect to the Institutional Class of each Fund has also adopted a Service Plan (the "Institutional Service Plan") pursuant to which each Fund has agreed to pay fiduciaries of retirement plans investing in the Funds a fee for various services and/or account maintenance services relating to the Institutional Class Shares. The Institutional Service Plan fee is accrued daily and paid monthly at an annual rate of up to 0.25% of the average daily net asset value attributable to the Institutional Class Shares of each Fund, and is borne solely by the Institutional Class Shares.

6. SECURITIES TRANSACTIONS

     Sale proceeds, cost of securities purchased, (other than short term investments and options written), total commissions and commissions received by WPG on such transactions for the six months ended June 30, 1998 were as follows:


                          PROCEEDS         COST                      COMMISSIONS
                       OF SECURITIES     SECURITIES      TOTAL        RECEIVED
                            SOLD         PURCHASED    COMMISSIONS       BY WPG
                            ----         ---------    -----------       ------

Long-Term ..........        707,302      2,310,750     $      755     $      651
Medium-Term ........      6,658,790      8,182,676            285            253
Short-Term .........     22,650,067     33,627,898            636            585

7. CUSTODIAN FEES

     Each Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds' custodian fee and related offset for the six months ended June 30, 1998 were as follows:



                           CUSTODIAN FEE    OFFSET CREDIT
                           -------------    -------------


Long-Term ..........          $10,957          $6,494
Medium-Term ........            8,522           3,067
Short-Term .........            6,286           2,319



     The Funds could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset agreement with its custodian.

TOMORROW FUNDS RETIREMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)-- (CONTINUED)


8. CAPITAL SHARE TRANSACTIONS
     Transaction in shares of the Funds are summarized below:



LONG-TERM
                                            SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 1998 (UNAUDITED)       DECEMBER 31, 1997

                                         SHARES       AMOUNT           SHARES       AMOUNT
                                         ------       ------           ------       ------
ADVISER CLASS SHARES
Sold .............................       337,372    $ 2,858,970        517,001    $ 4,000,125
Reinvested from dividends
        and distributions ........          --             --           41,845        333,924
Redeemed .........................       (73,304)      (611,658)      (173,325)    (1,350,497)
                                        --------    -----------       --------    -----------
Net increase - Adviser Class .....       264,068      2,247,312        385,521      2,983,552
                                        --------    -----------       --------    -----------

INSTITUTIONAL CLASS SHARES
Sold .............................        75,732        641,684        130,869      1,046,630
Reinvested from dividends
        and distributions ........          --             --           11,350         91,478
Redeemed .........................       (35,838)      (306,914)       (47,406)      (380,458)
                                        --------    -----------       --------    -----------
Net increase - Institutional Class        39,894        334,770         94,813        757,650
                                        --------    -----------       --------    -----------

Net increase in Fund .............       303,962    $ 2,582,082        480,334    $ 3,741,202
                                        --------    -----------       --------    -----------



MEDIUM-TERM
                                            SIX MONTHS ENDED              YEAR ENDED
                                       JUNE 30, 1998 (UNAUDITED)       DECEMBER 31, 1997

                                         SHARES       AMOUNT           SHARES       AMOUNT
                                         ------       ------           ------       ------
ADVISER CLASS SHARES
Sold .............................       349,706    $ 3,240,489      1,067,650    $ 9,105,586
Reinvested from dividends
        and distributions ........          --             --          105,144        930,526
Redeemed .........................      (229,972)    (2,157,346)      (242,410)    (2,140,638)
                                        --------    -----------       --------    -----------
Net increase - Adviser Class .....       119,734      1,083,143        930,384      7,895,474
                                        --------    -----------       --------    -----------

INSTITUTIONAL CLASS SHARES
Sold .............................        63,529        627,057        184,045      1,591,873
Reinvested from dividends
        and distributions ........          --             --           15,624        134,677
Redeemed .........................       (32,732)      (298,618)       (40,414)      (353,938)
                                        --------    -----------       --------    -----------
Net increase - Institutional Class        30,797        328,439        159,255      1,372,612
                                        --------    -----------       --------    -----------

Net increase in Fund .............       150,531    $ 1,411,582      1,089,639    $ 9,268,086
                                        --------    -----------       --------    -----------

TOMORROW FUNDS RETIREMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)-- (CONTINUED)



SHORT-TERM
                                            SIX MONTHS ENDED              YEAR ENDED
                                       JUNE 30, 1998 (UNAUDITED)       DECEMBER 31, 1997

                                         SHARES       AMOUNT           SHARES       AMOUNT
                                         ------       ------           ------       ------
ADVISER CLASS SHARES
Sold .............................        529,393    $  5,363,637       1,186,636    $ 11,350,629
Reinvested from dividends
        and distributions ........           --              --           139,097       1,358,976
Redeemed .........................       (370,138)     (3,792,174)       (402,581)     (4,019,735)
                                         --------    ------------       ---------    ------------
Net increase - Adviser Class .....        159,255       1,571,463         923,152       8,689,870
                                         --------    ------------       ---------    ------------

Institutional Class Shares
Sold .............................      1,295,811      13,155,733         167,729       1,691,679
Reinvested from dividends
        and distributions ........           --              --            18,598         182,445
Redeemed .........................       (176,029)     (1,821,296)        (33,676)       (336,732)
                                         --------    ------------       ---------    ------------
Net increase - Institutional Class      1,119,782      11,334,437         152,651       1,537,392
                                        ---------    ------------       ---------    ------------

Net increase in Fund .............      1,279,037    $ 12,905,900       1,075,803    $ 10,227,262
                                        ---------    ------------       ---------    ------------

TOMORROW FUNDS RETIREMENT TRUST
FINANCIAL HIGHLIGHTS

                         $ PER SHARE








                                                     NET
                                                  REALIZED TOTAL  DIVIDENDS
                                     NET             AND   INCOME  FROM   DISTR-            NET
                                    ASSET     NET   UNREAL- FROM    NET  BUTIONS           ASSET
                                   VALUE AT INVEST- IZED  INVEST- INVEST- FROM    TOTAL  VALUE AT          NET
                                  BEGINNING  MENT   GAINS   MENT   MENT  CAPITAL DISTRI- END OF   TOTAL  ASSETS
                                  OF PERIOD INCOME SECURI- OPER-  INCOME  GAINS  BUTIONS  PERIOD  RETURN (000'S)
                                                    TIES  TIONS
                                 -------------------------------------------------------------------------------
LONG-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
        through December 31, 1996   $   6.50   0.04   0.55   0.59  (0.06)  (0.05)  (0.11)  $ 6.98   9.08%   $978
For the year ended
        December 31, 1997 .......       6.98   0.09   1.62   1.71  (0.08)  (0.63)  (0.71)    7.98  24.50%  4,194
For the six months ended
        June 30, 1998 ** ........       7.98   0.03   0.65   0.68   0.00    0.00    0.00     8.66   8.52%  6,836

INSTITUTIONAL SHARES
For the period April 2, 1996*
        through December 31, 1996       6.51   0.04   0.55   0.59   0.00   (0.05)  (0.05)    7.05   9.03%    282
For the year ended
        December 31, 1997 .......       7.05   0.06   1.69   1.75  (0.10)  (0.63)  (0.73)    8.07  24.84%  1,088
For the six months ended
        June 30, 1998 ** ........       8.07   0.04   0.67   0.71   0.00    0.00    0.00     8.78   8.80%  1,534

MEDIUM-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
        through December 31, 1996       7.50   0.04   0.63   0.67  (0.03)  (0.07)  (0.10)    8.07   8.89%  3,416
For the year ended
        December 31, 1997 .......       8.07   0.13   1.40   1.53  (0.13)  (0.62)  (0.75)    8.85  18.96% 11,987
For the six months ended
        June 30, 1998 ** ........       8.85   0.07   0.73   0.80   0.00    0.00    0.00     9.65   9.04% 14,225

INSTITUTIONAL SHARES
For the period April 2, 1996*
        through December 31, 1996       7.53   0.10   0.55   0.65  (0.25)  (0.07)  (0.32)    7.86   8.54%    265
For the year ended
        December 31, 1997 .......       7.86   0.24   1.29   1.53  (0.15)  (0.61)  (0.76)    8.63  19.48%  1,165
For the six months ended
        June 30, 1998 ** ........       8.63   0.15   0.64   0.79   0.00    0.00    0.00     9.42   9.15%  2,109

SHORT-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
        through December 31, 1996       8.50   0.06   0.72   0.78  (0.06)  (0.06)  (0.12)    9.16   8.54%  4,459
For the year ended
        December 31, 1997 .......       9.16   0.22   1.47   1.69  (0.20)  (0.87)  (1.07)    9.78  18.46% 13,786
For the six months ended
        June 30, 1998 ** ........       9.78   0.14   0.55   0.69   0.00    0.00    0.00    10.47   7.06% 16,434

INSTITUTIONAL SHARES
For the period March 7, 1996*
        through December 31, 1996       8.51   0.00   0.70   0.70   0.00    0.00    0.00     9.21   8.23%    304
For the year ended
        December 31, 1997 .......       9.21   0.17   1.55   1.72  (0.24)  (0.87)  (1.11)    9.82  18.69%  1,823
For the six months ended
        June 30, 1998 ** ........       9.82   0.19   0.54   0.73   0.00    0.00    0.00    10.55   7.43% 13,767




                                                                           RATIOS

                                                                            RATIO INFORMATION
                                                                         ASSUMING NO FEE WAIVERS,
                                                                             REIMBURSEMENTS OR
                                              RATIO OF                          CUSTODY FEE
                                                NET                      EARNINGS CREDIT RECEIVED
                                   RATIO OF  INVESTMENT                              RATIO OF
                                   EXPENSES  INCOME TO           AVERAGE   RATIO OF NET INVEST-
                                  TO AVERAGE  AVERAGE  PORTFOLIO COMMIS-  EXPENSES  MENT INCOME
                                     NET        NET    TURNOVER   SIONS  TO AVERAGE TO AVERAGE
                                   ASSETS     ASSETS    RATE    PER SHARE NET ASSETS NET ASSETS
                                -----------------------------------------------------------------
LONG-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
        through December 31, 1996      1.75%+   1.63%+    25.09%     0.03   45.36%+  -41.98%+
For the year ended
        December 31, 1997 .......      1.75%    1.30%     66.64%     0.03    5.61%    -2.56%
For the six months ended
        June 30, 1998 ** ........      1.75%+   0.86%+    11.72%     0.04    3.68%+   -1.07%+

INSTITUTIONAL SHARES
For the period April 2, 1996*
        through December 31, 1996      1.50%+   1.97%+    25.09%     0.03   40.49%+  -37.02%+
For the year ended
        December 31, 1997 .......      1.45%    1.67%     66.64%     0.03    7.52%    -4.40%
For the six months ended
        June 30, 1998 ** ........      1.26%+   1.34%+    11.72%     0.04    4.59%+   -1.99%+

MEDIUM-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
        through December 31, 1996      1.75%+   1.73%+    22.56%     0.03   15.88%+  -12.40%+
For the year ended
        December 31, 1997 .......      1.75%    1.80%     90.67%     0.03    2.92%     0.64%
For the six months ended
        June 30, 1998 ** ........      1.75%+   1.72%+    46.09%     0.03    2.37%+    1.10%+

INSTITUTIONAL SHARES
For the period April 2, 1996*
        through December 31, 1996      1.50%+   1.96%+    22.56%     0.03   20.86%+-17.40%+
For the year ended
        December 31, 1997 .......      1.39%    2.33%     90.67%     0.03    4.41% -0.69%
For the six months ended
        June 30, 1998 ** ........      1.26%+   2.21%+    46.09%     0.03    2.98%+    0.49%+

SHORT-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
        through December 31, 1996      1.75%+   2.08%+    14.16%     0.03   15.68%+  -11.85%+
For the year ended
        December 31, 1997 .......      1.75%    2.41%    145.44%     0.0     2.65%     1.51%
For the six months ended
        June 30, 1998 ** ........      1.75%+   2.98%+   104.59%     0.0     2.08%+    2.65%+

INSTITUTIONAL SHARES
For the period March 7, 1996*
        through December 31, 1996      1.50%+   2.31%+    14.16%     0.03   19.10%+  -15.29%+
For the year ended
        December 31, 1997 .......      1.44%    2.87%    145.44%     0.0     4.01%     0.30%
For the six months ended
        June 30, 1998 ** ........      1.45%+   3.29%+   104.59%     0.0     1.78%+    2.96%+


+  Annualized
*  Commencement of operations.
** Unaudited.

                                        See notes to financial statements

                               PAGE IS LEFT BLANK

                                 TOMORROW FUNDS
                        -------------------------------
                         R E T I R E M E N T T R U S T



                         A Lifecycle Retirement Program
                    ---------------------------------------
                     ONE NEW YORK PLAZA, NEW YORK, NY 10004
                                 (800) 223-3332



INDEPENDENT TRUSTEES AND MEMBERS
OF AUDIT COMMITTEE
Raymond R. Herrmann, Jr.
Lawrence J. Israel
Graham E. Jones


OFFICERS
Roger J. Weiss
  Chairman of the Board, President and Trustee
Jay C. Nadel
  Executive Vice President and Secretary
Francis H. Powers
  Executive Vice President and Treasurer
Daniel Cardell
  Vice President
Joseph J. Reardon
  Vice President
Daniel S. Vandivort
  Vice President
Joseph Parascondola
  Assistant Vice President
Therese Hogan
  Assistant Secretary

INVESTMENT ADVISER
Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
First Data Investor Services Group, Inc.
4400 Computer Drive
Westboro, MA  01581-5120

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109











This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Tomorrow Funds Retirement Trust. Such offering is made only by prospectus, which includes details as to offering and other material information.